Increase in Ownership Interest of Subsidiary (Details Narrative) - Microphase Corporation [Member] - Gresham Worldwide Inc [Member]	Jul. 01, 2022 shares
Additional shares acquired	444,444
Minimum [Member]
Ownership interest percentage	54.56%
Maximum [Member]
Ownership interest percentage	63.07%